SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

15. SUBSEQUENT EVENTS

For our combined financial statements as of December 31, 2013 and 2012 and for the years ended December 31, 2013, 2012 and 2011, we have evaluated subsequent events through March 20, 2014, the date the combined financial statements were available to be issued.

Samsung Fine Chemicals Co., Ltd. and Samsung Electronics Co., Ltd. have agreed to purchase a certain amount of our ordinary shares in separate private placements at a price per share equal to the public offering price. Our Parent, SunEdison, will be our majority shareholder following the completion of the Offering. Samsung Fine Chemicals Co., Ltd. is a joint venture partner of a subsidiary of SunEdison, in SMP Ltd. (“SMP”). Samsung Electronics Co., Ltd. is one of our customers and our joint venture partner in MEMC Korea Company (“MKC”). These share purchases will close concurrently with this Offering, at which time we will own 100% of MKC.

Additionally, our Parent agreed to acquire the 35% interest in SMP held by Samsung Fine Chemicals Co., Ltd. for a cash purchase price of 140 billion South Korean won, subject to increase based on construction costs, calculated prior to the closing of this Offering, to complete the SMP polysilicon manufacturing facility. Prior to the completion of this Offering, SunEdison will contribute this interest in SMP to us.